Financial Instruments - Assets Measured At Fair value On Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2016
Nonfinancial items measured at fair value on a non-recurring
Impairment loss of vessels held and used		$ 415,118	$ 41,080
Non-recurring basis | Level II
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		179,400
Non-recurring basis | Fair Value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		179,400
Vessels
Nonfinancial items measured at fair value on a non-recurring
Impairment loss of vessels held and used	$ 0	415,100	$ 39,000
Vessels | Book Value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		179,400		$ 594,500
ZIM
Nonfinancial items measured at fair value on a non-recurring
Equity participation impairment loss		$ 28,700